Movement of Balances of Group's Contingent Consideration Payables in Level 3 (Detail) (Significant Unobservable Inputs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 4,076	$ 9,564
Initial recognition of contingent consideration in connection with acquisitions	2,963	2,238
Realized loss included in earnings	911	4,969
Transfers out to deferred consideration	(3,252)
Foreign exchange differences	53
Ending balance	2,280	4,076
Contingent Consideration Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements	(2,471)	(3,729)
Share Based Compensation Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements		(62)
Conversion Right Feature Of Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Settlements		$ (8,904)